Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives designated as hedging instruments:
Derivatives asset designated as hedging instruments	¥ 72	¥ 79
Derivatives not designated as hedging instruments:
Derivatives asset not designated as hedging instruments	266	681
Derivative assets	338	760
Derivatives designated as hedging instruments:
Derivatives Liability designated as hedging instruments	137	211
Derivatives not designated as hedging instruments:
Derivatives Liability not designated as hedging instruments	3,509	826
Derivative liabilities	3,646	1,037
Foreign Currency Forward Contracts | Other Current Assets
Derivatives designated as hedging instruments:
Derivatives asset designated as hedging instruments	72	79
Derivatives not designated as hedging instruments:
Derivatives asset not designated as hedging instruments	259	681
Foreign Currency Forward Contracts | Other Current Liabilities
Derivatives designated as hedging instruments:
Derivatives Liability designated as hedging instruments	117	167
Derivatives not designated as hedging instruments:
Derivatives Liability not designated as hedging instruments	3,509	817
Interest Rate Swaps | Other Current Liabilities
Derivatives designated as hedging instruments:
Derivatives Liability designated as hedging instruments	20	44
Currency Swaps | Other Current Assets
Derivatives not designated as hedging instruments:
Derivatives asset not designated as hedging instruments	7
Currency Swaps | Other Current Liabilities
Derivatives not designated as hedging instruments:
Derivatives Liability not designated as hedging instruments		¥ 9